Rotable spare parts, furniture and equipment, net - Reconciliation of changes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		$ 5,782,282	$ 4,375,697	$ 2,525,008
Additions		3,310,803	2,693,397	2,584,232
Disposals and transfers		(1,247,357)	(974,055)	(319,671)
Borrowing costs, net		127,742	115,242	83,115
Other movements		(287)	(243)	(696)
Depreciation		(587,849)	(427,756)	(496,291)
Balance at end of the year	$ 391,895	7,385,334	5,782,282	4,375,697
Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		8,487,429	6,655,478
Balance at end of the year		10,877,907	8,487,429	6,655,478
Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(2,705,147)	(2,279,781)
Balance at end of the year		(3,492,573)	(2,705,147)	(2,279,781)
Aircraft spare engines
Rotable spare parts, furniture and equipment, net
Depreciation		(1,787)
Balance at end of the year		54,771
Flight equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		664,322	630,922	577,498
Additions		692,186	366,371	115,558
Disposals and transfers		(538,370)	(261,866)	(930)
Depreciation		(84,888)	(71,105)	(61,204)
Balance at end of the year		733,250	664,322	630,922
Flight equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		932,642	830,145
Balance at end of the year		1,287,102	932,642	830,145
Flight equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(268,320)	(199,223)
Balance at end of the year		(553,852)	(268,320)	(199,223)
Constructions and improvements
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		15,235	25,168	35,013
Additions		5,596	689
Other movements		34,840	67	10,371
Depreciation		(14,721)	(10,689)	(20,216)
Balance at end of the year		40,950	15,235	25,168
Constructions and improvements | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		132,446	131,503
Balance at end of the year		172,460	132,446	131,503
Constructions and improvements | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(117,211)	(106,335)
Balance at end of the year		(131,510)	(117,211)	(106,335)
Computer equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		16,547	9,323	7,200
Additions		1,730	5,316	1,845
Disposals and transfers		(131)
Other movements		1,999	9,123	4,087
Depreciation		(7,074)	(7,215)	(3,809)
Balance at end of the year		13,071	16,547	9,323
Computer equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		44,563	30,113
Balance at end of the year		47,566	44,563	30,113
Computer equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(28,016)	(20,790)
Balance at end of the year		(34,495)	(28,016)	(20,790)
Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		38,306	22,295	17,657
Additions		1,461	652	6,805
Disposals and transfers		(10)		(15)
Other movements		2,757	21,568	1,649
Depreciation		(5,854)	(6,209)	(3,801)
Balance at end of the year		36,660	38,306	22,295
Office furniture and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		66,546	44,749
Balance at end of the year		70,709	66,546	44,749
Office furniture and equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(28,240)	(22,454)
Balance at end of the year		(34,049)	(28,240)	(22,454)
Electric power equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		5,122	6,254	6,928
Additions		2,487
Other movements		2,487		620
Depreciation		(1,084)	(1,132)	(1,294)
Balance at end of the year		9,012	5,122	6,254
Electric power equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		15,438	15,439
Balance at end of the year		20,412	15,438	15,439
Electric power equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(10,316)	(9,185)
Balance at end of the year		(11,400)	(10,316)	(9,185)
Workshop tools
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		3,369	2,271	4,585
Additions		3,137	2,673
Other movements		284	281
Depreciation		(1,938)	(1,856)	(2,314)
Balance at end of the year		4,852	3,369	2,271
Workshop tools | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		23,454	20,500
Balance at end of the year		26,875	23,454	20,500
Workshop tools | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(20,085)	(18,229)
Balance at end of the year		(22,023)	(20,085)	(18,229)
Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		446	886	1,357
Other movements		9,529	42
Depreciation		(341)	(482)	(471)
Balance at end of the year		9,634	446	886
Motorized transport equipment platform | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		5,496	5,587
Balance at end of the year		15,026	5,496	5,587
Motorized transport equipment platform | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(5,050)	(4,701)
Balance at end of the year		(5,392)	(5,050)	(4,701)
Communications equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		4,911	4,727	3,555
Additions		355	1,050
Disposals and transfers		(2)
Other movements		1,446	26	1,968
Depreciation		(933)	(892)	(796)
Balance at end of the year		5,777	4,911	4,727
Communications equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		12,305	11,229
Balance at end of the year		14,099	12,305	11,229
Communications equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(7,394)	(6,502)
Balance at end of the year		(8,322)	(7,394)	(6,502)
Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		4,481	4,060	3,618
Additions		4,278	1,040	123
Disposals and transfers		(35)	(2)
Other movements		2,529	110	1,041
Depreciation		(1,044)	(727)	(722)
Balance at end of the year		10,209	4,481	4,060
Workshop machinery and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		9,530	8,405
Balance at end of the year		16,301	9,530	8,405
Workshop machinery and equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(5,049)	(4,345)
Balance at end of the year		(6,092)	(5,049)	(4,345)
Service carts on board
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		126	382	758
Additions		2,273
Depreciation		(278)	(256)	(376)
Balance at end of the year		2,121	126	382
Service carts on board | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		5,403	5,403
Balance at end of the year		7,675	5,403	5,403
Service carts on board | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(5,277)	(5,021)
Balance at end of the year		(5,554)	(5,277)	(5,021)
Allowance for obsolescence [Member]
Rotable spare parts, furniture and equipment, net
Additions		3,000
Balance at end of the year		3,000
Allowance for obsolescence [Member] | Gross value
Rotable spare parts, furniture and equipment, net
Balance at end of the year		3,000
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		3,672,090	2,783,303	1,206,330
Additions		1,412,790	1,485,643	1,707,805
Disposals and transfers		(704,852)	(712,098)	(213,947)
Borrowing costs, net		127,742	115,242	83,115
Balance at end of the year		4,507,770	3,672,090	2,783,303
Pre-delivery payments | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		3,672,090	2,783,303
Balance at end of the year		4,507,770	3,672,090	2,783,303
Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		142,738	193,607	255,374
Additions		525,556	142,703	206,932
Disposals and transfers		(3,957)	(89)	(3,555)
Other movements		(190,097)	(193,483)	(265,144)
Balance at end of the year		474,240	142,738	193,607
Construction and improvements in process | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		142,738	193,607
Balance at end of the year		474,240	142,738	193,607
Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		1,214,589	692,499	405,135
Additions		661,954	687,260	545,164
Disposals and transfers				(101,224)
Other movements		133,939	162,023	244,712
Depreciation		(469,694)	(327,193)	(401,288)
Balance at end of the year		1,540,788	1,214,589	692,499
Leasehold improvements to flight equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		3,424,778	2,575,495
Balance at end of the year		4,220,672	3,424,778	2,575,495
Leasehold improvements to flight equipment | Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year		(2,210,189)	(1,882,996)
Balance at end of the year		$ (2,679,884)	$ (2,210,189)	$ (1,882,996)